Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2013 and 2014:

	2013	2014
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	907,671	1,122,247
Collateral provided for derivative transactions	742,307	466,420
Prepaid pension cost	153,414	403,654
Miscellaneous receivables	120,322	315,037
Margins provided for futures contracts	99,844	147,376
Security deposits	102,031	121,675
Loans held for sale	9,820	58,745
Other	466,542	563,841

Total	2,601,951	3,198,995

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,560,345	1,325,455
Guaranteed trust principal	535,720	591,647
Miscellaneous payables	260,665	473,028
Collateral accepted for derivative transactions	503,101	432,820
Factoring amounts owed to customers	375,933	382,189
Margins accepted for futures contracts	199,930	289,381
Unearned income	141,189	141,735
Other	791,243	785,768

Total	4,368,126	4,422,023